Gross and Net Realized Investment (Losses) Gains (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment gains/losses [Line Items]
Net gains (losses) on available-for-sale securities	$ 70,061	$ (42,469)	$ 35,042
Gross gains on sales and exchanges	4,244		31,832
Gross losses on sales and exchanges	(11)	(11)	(11)
Net gains (losses) on held-to-maturity securities	4,233	(11)	31,821
Gain on real estate sales			5,929
Other	9,328	(6,845)	21,621
Net realized investment gains (losses)	83,622	(49,325)	94,413
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	151,815	198,851	108,094
Gross losses on sales	(37,415)	(71,002)	(15,272)
OTTI	(48,574)	(172,530)	(57,598)
Net gains (losses) on available-for-sale securities	65,826	(44,681)	35,224
Equity securities
Investment gains/losses [Line Items]
Gross gains on sales	5,289	3,109	2
Gross losses on sales	(1,054)	(897)	(184)
Net gains (losses) on equity securities	$ 4,235	$ 2,212	$ (182)